Consolidated Statement of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Profit for the year	R$ 115,973	R$ 219,459	R$ 219,401
Items that may be reclassified to profit or loss:
Foreign exchange variance of investees	26,498	(2,603)	(827)
Total comprehensive income for the year	142,471	216,856	218,574
Attributable to:
Shareholders of the parent company	144,700	218,005	218,590
Non-controlling interests	(2,229)	(1,149)	(16)
Total comprehensive income for the year	R$ 142,471	R$ 216,856	R$ 218,574